Consolidated Statements of Changes in Shareholders' Equity		Common Shares Class A Common shares Previously Reported USD ($) shares	Common Shares Class A Common shares Cumulative effect of retroactive application of recapitalization USD ($) shares [1]	Common Shares Common Class B [Member] Previously Reported USD ($) shares	Common Shares Common Class B [Member] Cumulative effect of retroactive application of recapitalization USD ($) shares [1]	Additional Paid-In Capital Redeemable noncontrolling interest, Preferred Series B USD ($)	Additional Paid-In Capital Redeemable noncontrolling interest, Preferred Series C USD ($)	Additional Paid-In Capital Previously Reported USD ($)	Additional Paid-In Capital Cumulative effect of retroactive application of recapitalization USD ($)	[1]	Additional Paid-In Capital USD ($)	Accumulated Deficit Previously Reported USD ($)	Accumulated Deficit USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Redeemable noncontrolling interest, Preferred Series B USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Redeemable noncontrolling interest, Preferred Series C USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Previously Reported USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS USD ($)	Non-Controlling Interest Redeemable noncontrolling interest, Preferred Series B USD ($)	Non-Controlling Interest Redeemable noncontrolling interest, Preferred Series C USD ($)	Non-Controlling Interest USD ($)	Redeemable noncontrolling interest, Preferred Series B Redeemable noncontrolling interest, Preferred Series B USD ($)	Redeemable noncontrolling interest, Preferred Series B USD ($)	Redeemable noncontrolling interest, Preferred Series C Redeemable noncontrolling interest, Preferred Series C USD ($)	Redeemable noncontrolling interest, Preferred Series C USD ($)	Multiple Voting Shares shares	Subordinate Voting Shares. shares	Exchangeable Voting Shares Cumulative effect of retroactive application of recapitalization shares	[1]	Exchangeable Voting Shares shares	Redeemable noncontrolling interest, Preferred Series B USD ($)	Redeemable noncontrolling interest, Preferred Series C USD ($)	Previously Reported USD ($)	USD ($) shares
Balance at Dec. 31, 2020		$ 2,059	$ (2,059)	$ 323	$ (323)			$ 42,932,020	$ 2,382		$ 42,934,402	$ (16,659,478)	$ (16,659,478)			$ 26,274,924	$ 26,274,924															$ 26,274,924	$ 26,274,924
Balance (in shares) at Dec. 31, 2020 | shares		205,900,164	(205,900,164)	32,295,270	(32,295,270)																						23,191,563		23,191,563
Increase (Decrease) in Stockholders' Equity
Net Loss Attributable to the Company													(43,102,732)				(43,102,732)															(44,167,812)	(43,102,732)
Net Loss																																(44,365,586)	(43,300,506)
Loss attributable to a non-controlling interest																				$ (197,774)												197,774	197,774
Share-Based Compensation from Options											88,654						88,654																88,654
Share-Based Compensation from Options (in shares) | shares																										479,195
Issuance for Business Acquisition	[1]										3,380,278						3,380,278																3,380,278
Issuance for business acquisition (in shares) | shares	[1]																												731,369
Issuance for Exercise of Warrants (in shares) | shares	[1]																												160,149
Issuance for Conversion of Preferred Shares (in shares) | shares	[1]																												2,577,227
Shares Issued in Business Combination for Cash											116,630,384						116,630,384																116,630,384
Shares Issued in Business Combination for Cash (in shares) | shares																									4,754,979	22,335,908
Fair Value of Warrants Issued in Connection with Debt											3,276,764						3,276,764																3,276,764
Share-Based Compensation from Options and RSU's											8,484,913						8,484,913																8,484,913
Share-Based Compensation from Common Shares	[1]										225,000						225,000																225,000
Share-Based Compensation from Common Shares (in shares) | shares	[1]																												48,682
Issuance for Conversion of Convertible Debt	[1]										1,925,000						1,925,000																1,925,000
Issuance for Conversion of Convertible Debt (in shares) | shares	[1]																												646,096
Preferred Shares of Subsidiary Issued for Conversion of Debt	[1]										31,285,258						31,285,258																31,285,258
Derivative Liability Reclassed to Equity Upon Conversion of Debt											6,722,000						6,722,000																6,722,000
Shares Payable for Asset Acquisition											748,500						748,500																748,500
Reclass of Shares Payable											(2,756,830)						(2,756,830)																(2,756,830)
Issuance for Conversion of Exchangeable Shares | shares																										9,098,302			(9,098,302)
Cash Received in Advance of Shares Issued											1,500,000						1,500,000																1,500,000
Cash Received in Advance of Shares Issued (in shares) | shares																										150,000
Shares Issued for the Purchase of Property and Equipment											29,250,000						29,250,000																29,250,000
Shares Issued for the Purchase of Property and Equipment (in shares) | shares																										6,500,000
Distributions to Preferred Shareholders											(1,797,423)						(1,797,423)																(1,797,423)
Balance at Dec. 31, 2021											241,896,900		(59,762,210)				182,134,690															181,069,610	182,134,690
Balance at Dec. 31, 2021											241,896,900		(59,762,210)																			180,871,836	181,936,916
Balance at Dec. 31, 2021																				(197,774)												(197,774)	$ (197,774)
Balance (in shares) at Dec. 31, 2021 | shares																									4,754,979	38,563,405			18,256,784
Increase (Decrease) in Stockholders' Equity
Recapitalization Transaction Ratio																																	10.27078
Net Loss Attributable to the Company													(32,903,021)				(32,903,021)			(61,675)												(35,534,892)	$ (32,903,021)
Net Loss																																(35,596,567)	(32,964,696)
Loss attributable to a non-controlling interest																																61,675	61,675
Share-Based Compensation from Options											12,755,681						12,755,681																$ 12,755,681
Share-Based Compensation from Options (in shares) | shares																																	227,116
Issuance for Business Acquisition											25,266,796						25,266,796																$ 25,266,796
Issuance for business acquisition (in shares) | shares																										8,417,325
Fair Value of Incentive Shares Issued in a Business Acquisition											188,122						188,122																188,122
Reclassification of Series A Preferred Shares to Non-Controlling Interests											(29,487,835)						(29,487,835)			29,487,835
Redemption of Series A Preferred Shares																				(772,718)													(772,718)
Issuance of Preferred Shares and Warrants						$ 7,790,939	$ 966,208							$ 7,790,939	$ 966,208						$ 19,467,011		$ 3,733,792							$ 27,257,950	$ 4,700,000
Exchange of Series A Preferred Shares and Warrants For Series B Shares and Preferred Warrants																				(17,082,976)		$ 17,082,976
Adjustment of Preferred Shares to Redemption Value																		$ (13,449,142)	$ (966,208)		$ 13,449,142		$ 966,208
Issuance for Payment of Interest on Convertible Debentures																																	$ 868,763
Issuance for Payment of Interest on Convertible Debentures (in Shares) | shares																																	347,108
Shares Issued for Exercise of Options											303,694						303,694																$ 303,694
Shares Issued for Exercise of Options (in shares) | shares																										227,116
Shares Issued for Exercise of Restricted Stock Units (in shares) | shares																										2,162,265							2,162,265
Contributions											888,727						888,727			4,616,273													$ 5,505,000
Fair Value of Warrants Issued in Connection with Debt											89,250						89,250																89,250
Issuance for Working Capital Adjustment | shares																													246,402
Dividends - Preferred Shareholders																				(5,835,131)		1,775,064		$ 59,925									(4,000,142)
Issuance for Conversion of Convertible Debt											868,763						868,763																$ 868,763
Issuance for Conversion of Convertible Debt (in shares) | shares																										347,108
Issuance for Conversion of Exchangeable Shares | shares																										5,936,636			(5,936,636)				5,936,636
Balance at Dec. 31, 2022																	$ 168,862,014															165,165,063	$ 168,862,014
Balance at Dec. 31, 2022											$ 261,527,245		$ (92,665,231)									$ 51,774,193		$ 4,759,925								217,437,665	221,134,616
Balance at Dec. 31, 2022																				$ (4,261,516)												$ (4,261,516)	$ (4,261,516)
Balance (in shares) at Dec. 31, 2022 | shares																									4,754,979	55,653,855			12,566,550
Increase (Decrease) in Stockholders' Equity
Recapitalization Transaction Ratio																																	10.27078

[1]	Amounts shown have been retroactively restated to give effect to the recapitalization transaction at a rate of 1 to 10.27078 GH Group shares.